UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                    811-08457

Exact name of registrant as specified in charter:      Delaware Group Foundation
                                                       Funds

Address of principal executive offices:                2005 Market Street
                                                       Philadelphia, PA 19103

Name and address of agent for service:                 David F. Connor, Esq.
                                                       2005 Market Street
                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:    (800) 523-1918

Date of fiscal year end:                               September 30

Date of reporting period:                              December 31, 2006

Item 1.  Schedule of Investments (Unaudited)


Delaware Conservative Allocation Portfolio
__________________________________________

December 31, 2006

                                                                                                     Number of          Market
                                                                                                     Shares             Value
Affiliated Investment Companies - 92.21%

Equity Funds - 40.74% *
Delaware Group Equity Funds II - Delaware Value Fund                                                      544,223       $ 7,314,362
Delaware Group Equity Funds III - Delaware Trend Fund                                                      18,527           397,393
Delaware Group Equity Funds IV - Delaware Large Cap Growth Fund                                           565,983         3,939,243
Delaware Group Equity Funds V - Delaware Small Cap Core Fund                                               90,797         1,140,409
Delaware Group Global & International Funds -
     Delaware Emerging Markets Fund                                                                        43,175           708,499
     Delaware International Value Equity Fund                                                             146,976         2,295,762
                                                                                                                          _________

                                                                                                                         15,795,668
                                                                                                                         __________
Fixed Income Funds - 51.47% *
Delaware Group Government Funds -
     Delaware Core Plus Bond Fund (formerly Delaware American Government Bond Fund)                     1,644,110        12,232,178
     Delaware Inflation Protected Bond Fund                                                               107,697         1,022,047
Delaware Group Income Funds -
     Delaware Corporate Bond Fund                                                                         632,443         3,579,630
     Delaware High-Yield Opportunities Fund                                                               507,613         2,243,648
Delaware Group Limited-Term Government Funds - Delaware Limited-Term Government Fund                      106,816           876,959
                                                                                                                            _______

                                                                                                                         19,954,462
                                                                                                                         __________

Total Affiliated Investment Companies (cost $32,660,867)                                                                 35,750,130
                                                                                                                         __________

                                                                                                     Principal
                                                                                                     Amount
Repurchase Agreements - 5.71%

With BNP Paribas 4.80% 1/2/07
(dated 12/29/06, to be repurchased at $843,450,
collateralized by $881,000 U.S. Treasury Bills
due 6/28/07, market value $860,088)                                                                    $  843,000           843,000

With Cantor Fitzgerald 4.82% 1/2/07
(dated 12/29/06, to be repurchased at $1,012,542,
collateralized by $87,000 U.S. Treasury Notes
4.00% due 6/15/09, market value $86,050,
$542,000 U.S. Treasury Notes 6.125% due 8/15/07,
market value $558,405 and $361,000
U.S. Treasury Notes 6.50% due 2/15/10,
market value $388,826)                                                                                  1,012,000         1,012,000

With UBS Warburg 4.75% 1/2/07
(dated 12/29/06, to be repurchased at $361,191,
collateralized by $373,000 U.S. Treasury Bills
due 3/29/07, market value $369,022)                                                                       361,000           361,000
                                                                                                                            _______

Total Repurchase Agreements (cost $2,216,000)                                                                             2,216,000
                                                                                                                          _________

Total Market Value of Securities - 97.92%
   (cost $34,876,867)                                                                                                    37,966,130

Receivables and Other Assets Net of Liabilities (See Notes) - 2.08%                                                         805,641
                                                                                                                            _______

Net Assets Applicable to 4,149,077 Shares Outstanding - 100.00%                                                         $38,771,771
                                                                                                                        ___________
* Institutional Class Shares

________________________________________________________________________________

                                      Notes

1. Significant Accounting Policies - The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Foundation Funds - Delaware Conservative Allocation Portfolio (the "Portfolio").

Security Valuation - The market value of the Portfolio's investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange
(NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semi annual report on March 31, 2007. Although the Portfolio's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Portfolio are changed directly to the Portfolio. Other expenses common to all various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.



2. Investments - At December 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                                                 $35,007,691
                                                                    ___________

Aggregate unrealized appreciation                                   $ 3,207,434

Aggregate unrealized depreciation                                      (248,995)
                                                                    ___________

Net unrealized appreciation                                         $ 2,958,439
                                                                    ___________

For federal income tax purposes, at September 30, 2006, capital loss carryforwards of $330,460 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $330,460 expires in 2012.

Schedule of Investments (Unaudited)


Delaware Moderate Allocation Portfolio
______________________________________

December 31, 2006

                                                                                                     Number of          Market
                                                                                                     Shares             Value
Affiliated Investment Companies - 95.66%

Equity Funds - 63.94% *
Delaware Group Equity Funds II - Delaware Value Fund                                                      861,319       $11,576,133
Delaware Group Equity Funds III - Delaware Trend Fund                                                      21,173           454,164
Delaware Group Equity Funds IV - Delaware Large Cap Growth Fund                                         1,118,394         7,784,020
Delaware Group Equity Funds V - Delaware Small Cap Core Fund                                              193,776         2,433,824
Delaware Group Global & International Funds -
     Delaware Emerging Markets Fund                                                                        76,623         1,257,386
     Delaware International Value Equity Fund                                                             283,676         4,431,024
+ Voyageur Mutual Funds III - Delaware Select Growth Fund                                                  63,426         1,744,851
                                                                                                                          _________

                                                                                                                         29,681,402
                                                                                                                         __________
Fixed Income Funds - 31.72% *
Delaware Group Government Funds -
     Delaware Core Plus Bond Fund (formerly Delaware American Government Bond Fund)                     1,160,423         8,633,547
     Delaware Inflation Protected Bond Fund                                                               123,847         1,175,303
Delaware Group Income Funds -
     Delaware Corporate Bond Fund                                                                         508,766         2,879,617
     Delaware High-Yield Opportunities Fund                                                               115,494           510,485
Delaware Group Limited-Term Government Funds - Delaware Limited-Term Government Fund                      185,633         1,524,048
                                                                                                                          _________

                                                                                                                         14,723,000
                                                                                                                         __________
Total Affiliated Investment Companies (cost $37,536,187)                                                                 44,404,402
                                                                                                                         __________

                                                                                                     Principal
                                                                                                     Amount
Repurchase Agreements - 4.38%

With BNP Paribas 4.80% 1/2/07
(dated 12/29/06, to be repurchased at $773,412,
collateralized by $809,000 U.S. Treasury Bills
due 6/28/07, market value $789,449)                                                                      $773,000           773,000

With Cantor Fitzgerald 4.82% 1/2/07
(dated 12/29/06, to be repurchased at $929,498,
collateralized by $80,000 U.S. Treasury Notes 4.00%
due 6/15/09, market value $78,983, $498,000
U.S. Treasury Notes 6.125% due 8/15/07,
market value $512,543 and $332,000
U.S. Treasury Notes 6.50% due 2/15/10,
market value $356,892)                                                                                    929,000           929,000

With UBS Warburg 4.75% 1/2/07
(dated 12/29/06, to be repurchased at $332,175,
collateralized by $343,000 U.S. Treasury Bills
due 3/29/07, market value $338,714)                                                                       332,000           332,000
                                                                                                                            _______

Total Repurchase Agreements (cost $2,034,000)                                                                             2,034,000
                                                                                                                          _________

Total Market Value of Securities - 100.04%
     (cost $39,570,187)                                                                                                  46,438,402

Liabilities Net of Receivables and Other Assets (See Notes) - (0.04%)                                                      (18,376)
                                                                                                                           ________

Net Assets Applicable to 4,404,872 Shares Outstanding - 100.00%                                                         $46,420,026
                                                                                                                        ___________

* Institutional Class Shares

+ Non-income producing security for the period ended December 31, 2006.

________________________________________________________________________________

                                      Notes

1. Significant Accounting Policies - The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Foundation Funds - Delaware Moderate Allocation Portfolio (the "Portfolio").

Security Valuation - The market value of the Portfolio's investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange
(NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semi annual report on March 31, 2007. Although the Portfolio's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Portfolio are changed directly to the Portfolio. Other expenses common to all various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.



2. Investments - At December 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                                                 $39,937,818
                                                                    ___________

Aggregate unrealized appreciation                                   $ 6,564,955

Aggregate unrealized depreciation                                      (100,371)
                                                                    ___________

Net unrealized appreciation                                         $ 6,464,584
                                                                    ___________

Schedule of Investments (Unaudited)


Delaware Aggressive Allocation Portfolio
________________________________________

December 31, 2006

                                                                                                     Number of          Market
                                                                                                     Shares             Value
Affiliated Investment Companies - 98.41%

Equity Funds - 79.57% *
Delaware Group Equity Funds II - Delaware Value Fund                                                    1,034,761       $13,907,184
Delaware Group Equity Funds III - Delaware Trend Fund                                                      26,466           567,705
Delaware Group Equity Funds IV - Delaware Large Cap Growth Fund                                         1,525,052        10,614,364
Delaware Group Equity Funds V - Delaware Small Cap Core Fund                                              161,310         2,026,048
Delaware Group Global & International Funds -
     Delaware Emerging Markets Fund                                                                       152,806         2,507,547
     Delaware International Value Equity Fund                                                             563,858         8,807,462
+ Voyageur Mutual Funds III - Delaware Select Growth Fund                                                 126,023         3,466,895
                                                                                                                          _________

                                                                                                                         41,897,205
                                                                                                                         __________
Fixed Income Funds - 18.84% *
Delaware Group Government Funds -
     Delaware Core Plus Bond Fund (formerly Delaware American Government Bond Fund)                       755,431         5,620,407
     Delaware Inflation Protected Bond Fund                                                               150,798         1,431,069
Delaware Group Income Funds -
     Delaware Corporate Bond Fund                                                                         326,681         1,849,012
     Delaware High-Yield Opportunities Fund                                                               230,375         1,018,257
                                                                                                                          _________

                                                                                                                          9,918,745
                                                                                                                          _________

Total Affiliated Investment Companies (cost $42,954,813)                                                                 51,815,950
                                                                                                                         __________

                                                                                                     Principal
                                                                                                     Amount
Repurchase Agreements - 1.59%

With BNP Paribas 4.80% 1/2/07
(dated 12/29/06, to be repurchased at $318,370,
collateralized by $332,900 U.S. Treasury Bills
due 6/28/07, market value $324,862)                                                                      $318,200           318,200

With Cantor Fitzgerald 4.82% 1/2/07
(dated 12/29/06, to be repurchased at $382,505,
collateralized by $33,000 U.S. Treasury Notes 4.00%
due 6/15/09, market value $32,502, $204,800
U.S. Treasury Notes 6.125% due 8/15/07,
market value $210,914 and $136,500
U.S. Treasury Notes 6.50% due 2/15/10,
market value $146,863)                                                                                    382,300           382,300

With UBS Warburg 4.75% 1/2/07
(dated 12/29/06, to be repurchased at $136,572,
collateralized by $141,000 U.S. Treasury Bills
due 3/29/07, market value $139,382)                                                                       136,500           136,500
                                                                                                                            _______

Total Repurchase Agreements (cost $837,000)                                                                                 837,000
                                                                                                                            _______


Total Market Value of Securities - 100.00%
     (cost $43,791,813)                                                                                                  52,652,950

Liabilities Net of Receivables and Other Assets (See Notes) - 0.00%                                                         (1,426)
                                                                                                                            _______

Net Assets Applicable to 5,010,001 Shares Outstanding - 100.00%                                                         $52,651,524
                                                                                                                        ___________

* Institutional Class Shares

+ Non-income producing security for the period ended December 31, 2006.

________________________________________________________________________________

                                      Notes

1. Significant Accounting Policies - The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Foundation Funds - Delaware Aggressive Allocation Portfolio (the "Portfolio").

Security Valuation - The market value of the Portfolio's investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange
(NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semi annual report on March 31, 2007. Although the Portfolio's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Portfolio are changed directly to the Portfolio. Other expenses common to all various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.



2. Investments - At December 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                                                 $44,440,731
                                                                    ___________

Aggregate unrealized appreciation                                   $ 8,326,320

Aggregate unrealized depreciation                                      (114,101)
                                                                    ___________

Net unrealized appreciation                                         $ 8,212,219
                                                                    ___________

Item 2. Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     Management has made changes that have materially affected, or are reasonably like to materially affect, registrant's internal controls over financial reporting. To seek to increase the controls' effectiveness, these changes provide for enhanced review of contracts relating to complex transactions and the applicability of generally accepted accounting principles to such transactions, including enhanced consultation with registrant's independent public accountants in connection with such reviews.

     Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: